Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000130199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000130199 [Member] | Schneider Electric SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130199 [Member] | Visa Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130199 [Member] | CRH PLC United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130199 [Member] | Broadcom Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130199 [Member] | Netflix Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130199 [Member] | Apple Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130199 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130199 [Member] | Alphabet Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130199 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130199 [Member] | NVIDIA Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130199 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000130199 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130199 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130199 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000130199 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000130199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130199 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000130199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000130199 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000130199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000130199 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.80%
C000130199 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.30%
C000130199 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000130199 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000130199 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.70%
C000130199 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000130199 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.70%
C000130199 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.40%
C000130199 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000130199 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000130199 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000130200 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000130200 [Member] | Amazon com Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000130200 [Member] | Airbus SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000130200 [Member] | Unilever PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130200 [Member] | UnitedHealth Group Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130200 [Member] | Vinci S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130200 [Member] | Safran S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130200 [Member] | Amadeus IT Group S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130200 [Member] | Aon PLC Class A United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130200 [Member] | Canadian Pacific Kansas City Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130200 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000130200 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000130200 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000130200 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000130200 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130200 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000130200 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130200 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.60%
C000130200 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.80%
C000130200 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.80%
C000130200 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	20.10%
C000130200 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000130200 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.70%
C000130200 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000130200 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130200 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000130200 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000248365 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000248365 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000248365 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000248365 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(242.50%)
C000248365 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000248365 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000248365 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	252.40%
C000248367 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000248367 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000248367 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000248367 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(242.50%)
C000248367 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000248367 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000248367 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	252.40%
C000248366 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000248366 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000248366 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000248366 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(242.50%)
C000248366 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000248366 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000248366 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	252.40%
C000257775 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000257775 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000257775 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000257775 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(72.60%)
C000257775 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000257775 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000257775 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	149.50%
C000257775 [Member] | Forward Commodity Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000257776 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000257776 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000257776 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000257776 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(72.60%)
C000257776 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000257776 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000257776 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	149.50%
C000257776 [Member] | Forward Commodity Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000257774 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000257774 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000257774 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000257774 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(72.60%)
C000257774 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000257774 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000257774 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	149.50%
C000257774 [Member] | Forward Commodity Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)